Treasury Shares - Summary of Changes in Treasury Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Changes in treasury shares [Abstract]
Treasury shares at January 1	1,903,711	6,133,414
Acquisition	0	317,000
Disposal	(95,933)	(503,612)
Retirement of treasury shares	0	(4,043,091)
Treasury shares at December 31	1,807,778	1,903,711